SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Compensation expense	¥ 283,376	¥ 296,487	¥ 336,616
Costs of revenue
SHARE-BASED COMPENSATION
Compensation expense	64,294	92,402	116,467
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	33,237	25,033	43,765
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	178,568	165,648	162,866
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 7,277	9,207	9,546
Others, net
SHARE-BASED COMPENSATION
Compensation expense		¥ 4,197	¥ 3,972